EQUITY (Details)	Oct. 25, 2024 USD ($) $ / shares shares	Sep. 14, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 26, 2024 USD ($) $ / shares shares	Oct. 24, 2024 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Sep. 15, 2023 USD ($) $ / shares shares	Sep. 13, 2023 $ / shares
Equity
Share consolidation ratio	0.0167	0.067
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0045	$ 0.00075	$ 0.0045		$ 0.00075			$ 0.00005
Preferred shares, authorized	36,500,000		333,738
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.00075
Common stock, authorized share capital | $	$ 36,500,000	$ 50,000,000	$ 36,500,000	$ 36,500,000	$ 500,000		$ 36,500,000
Class A Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.045	$ 0.045		$ 0.045	$ 0.00075
Ordinary shares, authorized	47,766,390,000	660,461,733	796,106,500	796,106,500		796,106,500	48,660,461,733
Ordinary shares, issued			5,489,162			830,109
Ordinary shares outstanding			5,489,162			830,109
Class B Ordinary Shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075	$ 0.045	$ 0.045		$ 0.045	$ 0.00075
Ordinary shares, authorized	900,000,000	6,000,000	15,000,000	15,000,000		15,000,000	6,000,000
Ordinary shares, issued			1,100,000			0
Ordinary shares outstanding			1,100,000			0
Series A Preferred Stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, authorized	6,000	6,000		6,000			6,000
Preferred shares, authorized			6,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.0001
Series D preferred stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Ordinary shares, authorized	6,000	6,000		6,000			6,000
Preferred shares, authorized			6,000			6,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.0001			$ 0.0001
Series F Preferred Stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005		$ 0.00005			$ 0.00005
Ordinary shares, authorized	50,005	50,005		50,005			50,005
Preferred shares, authorized			50,005			50,005
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00005			$ 0.00005
Series G Preferred Stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000		50,000			50,000
Preferred shares, authorized			50,000			50,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075			$ 0.00075
Series H Preferred shares
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000		50,000			50,000
Preferred shares, authorized			50,000			50,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075
Series I Preferred Stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000		50,000			50,000
Preferred shares, authorized			50,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075
Series J Preferred Stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075	$ 0.00075		$ 0.00075			$ 0.00075
Ordinary shares, authorized	50,000	50,000		50,000			50,000
Preferred shares, authorized			50,000
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075
Series K Preferred Stock
Equity
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00075			$ 0.00075
Ordinary shares, authorized	71,733			71,733
Preferred shares, authorized			71,733
Preferred shares, par value (in dollars per share) | $ / shares			$ 0.00075